Changes of Redeemable Non Controlling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	$ 40,040
Redeemable non-controlling interest upon acquisition		$ 39,498
Net income attributable to non-controlling interests	35	8
Redemption value adjustment charged against retained earnings	1,925	534
Redemption of Class B-1 shares	(25,200)
Ending balance	$ 16,800	$ 40,040